NOTES PAYABLE (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Short Term And Long Term Portion [Line Items]
Total notes payable	$ 47,569	$ 59,510	$ 82,546
Less: current portion	(23,973)	(23,036)	(23,036)
Long term portion	$ 23,596	$ 36,474	$ 59,510